Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
(2) Summary of Significant Accounting Policies
A summary of the significant accounting policies applied in preparation of the accompanying consolidated financial statements is set forth below.
Basis of presentation
The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, BCYP is treated as the “acquired” company and SAB Biotherapeutics is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of SAB Biotherapeutics issuing stock for the net assets of BCYP, accompanied by a recapitalization. The net assets of BCYP are stated at historical cost, with no goodwill or other intangible assets recorded. SAB Biotherapeutics was determined to be the accounting acquirer based on the following predominant factors:

•	SAB Biotherapeutics’ shareholders have the largest portion of voting rights in the Company;
•	the Board and Management are primarily composed of individuals associated with SAB Biotherapeutics;

•	the operations of SAB comprise the ongoing operations of the Company.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of SAB Biotherapeutics. At the Closing Date, and subject to the terms and conditions of the Merger Agreement, each share of SAB Biotherapeutics common stock, par value $0.0001 per share, and each share of the SAB Biotherapeutics convertible preferred stock that was convertible into a share of SAB Biotherapeutics common stock at a one-to-one
ratio, was converted into Common Stock equal to approximately 0.4653 (the “Exchange Ratio”). The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio established in the Business Combination.
Emerging growth company status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Principles of consolidation
The accompanying consolidated financial statements include the results of the Company and its wholly owned subsidiaries, SAB Capra, LLC and Aurochs, LLC. Intercompany balances and transactions have been eliminated in consolidation.
Significant risks and uncertainties
The Company’s operations are subject to a number of factors that can affect its operating results and financial condition. Such factors include, but are not limited to, the results of research and development efforts, clinical trial activities of the Company’s product candidates, the Company’s ability to obtain regulatory approval to market its product candidates, competition from products manufactured and sold or being developed by other companies, and the Company’s ability to raise capital.
The Company currently has no commercially approved products and there can be no assurance that the Company’s research and development will be successfully commercialized. Developing and commercializing a product requires significant time and capital and is subject to regulatory review and approval as well as competition from other biotechnology and pharmaceutical companies. The Company operates in an environment of rapid change and is dependent upon the continued services of its employees and obtaining and protecting intellectual property.
Funding from government grants is not guaranteed to cover all costs, and additional funding may be needed to cover operational costs as the Company moves forward with our efforts to develop a commercially approved product.

The company believes its existing cash reserves and anticipated cash receipts will be sufficient to fund operations for the twelve months following the date these financials are made available for issuance.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the financial statements. The Company has used significant estimates in its determination of stock-based compensation assumptions, determination of the fair value of the Company’s common stock, determination of the fair value of the Private Placement Warrant liabilities, determination of the incremental borrowing rate (“IBR”) used in the calculation of the Company’s right of use assets and lease liabilities, and the valuation allowance on deferred tax assets. Actual amounts realized may differ from these estimates.
Cash, cash equivalents, and restricted cash
Cash equivalents include short-term, highly liquid instruments, consisting of money market accounts and short-term investments with original maturities at the date of purchase of 90 days or less.
Amounts held in escrow by the Company pursuant to the Forward Share Purchase Agreement were reported as restricted cash on the consolidated balance sheet as of December 31, 2021. There were no
amounts held in escrow by the Company pursuant to the Forward Share Purchase Agreement as of June 30, 2022.
The reconciliation of cash, cash equivalents and restricted cash reported within the applicable balance sheet line items that sum to the total of the same such amount shown in the consolidated statements of cash flows is as follows:

	June 30, 2022	June 30, 2021
Cash and cash equivalents	$16,616,493	$10,232,676
Restricted cash	—	—

Total cash, cash equivalents, and restricted cash	$16,616,493	$10,232,676

Accounts receivable
Accounts receivable are carried at original invoice amount, less an allowance for doubtful accounts. The Company estimates an allowance for doubtful accounts for potential credit losses that are expected to be incurred, based on management’s assessment of the collectability of specific accounts, the aging of the accounts receivable, historical information and other currently available evidence. Receivables are written off when deemed uncollectible. To date, no receivables have been written off. The Company had no allowance for doubtful accounts as of June 30, 2022 and December 31, 2021.
Concentration of credit risk
The Company maintains its cash and cash equivalent balances in the form of business checking accounts and money market accounts, the balances of which, at times, may exceed federally insured limits. Exposure to credit risk is reduced by placing such deposits in high credit quality federally insured financial institutions.
The Company received 100% of its total revenue through grants from government organizations during the three and six months ended June 30, 2022 and 2021.
Lease liabilities and
right-of-use
assets
The Company is party to certain contractual arrangements for equipment, lab space, and an animal facility, which meet the definition of leases under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 842,
Leases
(“ASC 842”). In accordance with ASC 842, the Company recorded right-of-use
assets and related lease liabilities for the present value of the lease payments over the lease terms. The Company’s IBR was used in the calculation of its right-of-use
assets and lease liabilities.
The Company elected not to apply the recognition requirements of ASC 842 to short-term leases, which are deemed to be leases with a lease term of twelve months or less. Instead, the Company recognized lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term and variable payments in the period in which the obligation for these payments was incurred. The Company elected this policy for all classes of underlying assets.
Research and development expenses
Expenses incurred in connection with research and development activities are expensed as incurred. These include licensing fees to use certain technology in the Company’s research and development projects, fees paid to consultants and various entities that perform certain research and testing on behalf of the Company, and expenses related to salaries, benefits, and stock-based compensation granted to employees in research and development functions.
During the three and six months ended June 30, 2022 and 2021, the Company had contracts with multiple contract research organizations (“CRO”) to complete studies as part of research grant agreements. In the case of
SAB-185,
the CRO has been contracted and paid by the US government. For
SAB-176,
PPD Development, LP acting as the CRO oversaw the Phase 1 safety study. The terms of that agreement are subject to confidentiality, and the status of the agreement is that it is current, in good standing and approximately 90% of the contract has been paid as of June 30, 2022. SAB has also contracted with hVIVO Services Limited to conduct the Phase 2a influenza study on
SAB-176.
The terms of that agreement are subject to confidentiality, and the status of the agreement is that it is current, in good standing and approximately 90% of the contract has been paid as of June 30, 2022.
Equipment
The Company records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years
Repairs and maintenance expenses are expensed as incurred.
Impairment of long-lived assets
The Company reviews the recoverability of long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable. If necessary, the Company compares the estimated undiscounted future net cash flows to the related asset’s carrying value to determine whether there has been an impairment. If an asset is considered impaired, the asset is written down to fair value, which is based either on discounted cash flows or appraised values in the period the impairment becomes known. The Company believes that long-lived assets are recoverable, and no impairment was deemed necessary, during the three and six months ended June 30, 2022 and 2021.
Stock-based compensation
FASB ASC Topic 718,
Compensation – Stock Compensation
, prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee
services are acquired. The Company recognizes compensation cost relating to stock-based payment transactions using a fair-value measurement method, which requires all stock-based payments to employees, directors, and non-employee
consultants, including grants of stock options, to be recognized in operating results as compensation expense based on fair value over the requisite service period of the awards. Prior to the Business Combination, the grant date fair value of the Company’s common stock was typically determined by the Company’s board of directors with the assistance of management and a third-party valuation specialist.
Subsequent to the Business Combination, the board of directors elected to determine the fair value of our post-merger common stock based on the closing market price at closing on the date of grant. In determining the fair value of stock-based awards, the Company utilizes the Black-Scholes option-pricing model, which uses both historical and current market data to estimate fair value. The Black-Scholes option-pricing model incorporates various assumptions, such as the value of the underlying common stock, the risk-free interest rate, expected volatility, expected dividend yield, and expected life of the options. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. No awards may have a term in excess of ten years. Forfeitures are recorded when they occur. Stock-based compensation expense is classified in the consolidated statements of operations based on the function to which the related services are provided. The company recognizes stock-based compensation expense over the expected term.
Income taxes
Deferred income taxes reflect future tax effects of temporary differences between the tax and financial reporting basis of the Company’s assets and liabilities measured using enacted tax laws and statutory tax rates applicable to the periods when the temporary differences will affect taxable income. When necessary, deferred tax assets are reduced by a valuation allowance, to reflect realizable value, and all deferred tax balances are reported as long-term on the consolidated balance sheet. Accruals are maintained for uncertain tax positions, as necessary.
Income tax expense includes the current tax liability from operations and the change in deferred income taxes during the year. Current tax liabilities or receivables are recognized for estimated income tax payable and/or refundable for the current year.
The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. The Company has elected to treat interest and penalties related to income taxes, to the extent they arise, as a component of income taxes.
Revenue recognition
The Company’s revenue is primarily generated through grants from government and other
(non-government)
organizations.
Grant revenue is recognized during the period that the research and development services occur, as qualifying expenses are incurred or conditions of the grants are met. The Company concluded that payments received under these grants represent conditional, nonreciprocal contributions, as described in ASC 958,
Not-for-Profit
Entities
, and that the grants are not within the scope of ASC 606,
Revenue from Contracts with Customers
, as the organizations providing the grants do not meet the definition of a customer. Expenses for grants are tracked by using a project code specific to the grant, and the employees also track hours worked by using the project code.
Comprehensive income (loss)
The Company had no items of comprehensive income (loss) other than its net income (loss).
Litigation
From time to time, the Company is involved in legal proceedings, investigations and claims generally incidental to its normal business activities. In accordance with U.S. GAAP, the Company accrues for loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Legal costs in connection with loss contingencies are expensed as incurred.
Earnings per share
In accordance with ASC 260,
Earnings per Share
(“ASC 260”), basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common stock outstanding during the period. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted-average number of common stock outstanding for the period including potential dilutive common shares such as stock options.
Segment reporting
In accordance with ASC 280,
Segment Reporting
, the Company’s business activities are organized into one reportable segment, as only the Company’s operating results in their entirety are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated and to assess performance.
Common stock valuations
Prior to the Business Combination, the Company was required to periodically estimate the fair value of its common stock with the assistance of an independent third-party valuation firm, as discussed above, when issuing stock options and computing estimated stock-based compensation expense. The assumptions underlying these valuations represented the Company’s best estimates, which involved inherent uncertainties and the application of significant levels of judgment. In order to determine the fair value of its common stock, the Company considered, among other items, previous transactions involving the sale of our securities, our business, financial condition and results of operations, economic and industry trends, the market performance of comparable publicly traded companies, and the lack of marketability of our common stock.
Subsequent to the Business Combination, the Company now determines the fair value of common stock based on the closing market price at closing on the date of grant.
Compensation expense related to stock-based transactions is measured and recognized in the financial statements at fair value of the post-merger common stock based on the closing market price at closing on the date of grant. Stock-based compensation expense is measured at the grant date based on the fair value of the equity award and is recognized as expense over the requisite service period, which is generally the vesting period, on the straight-line method. The Company estimates the fair value of each stock option award on the date of grant using the Black-Scholes option-pricing model. Determining the fair value of stock option awards at the grant date requires judgment, including estimating the expected volatility, expected term, risk-free interest rate, and expected dividends.

(2) Summary of Significant Accounting Policies
A summary of the significant accounting policies applied in preparation of the accompanying consolidated financial statements is set forth below.
Basis of presentation
The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the years presented.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, BCYP is treated as the “acquired” company and SAB Biotherapeutics is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of SAB Biotherapeutics issuing stock for the net assets of BCYP, accompanied by a recapitalization. The net assets of BCYP are stated at historical cost, with no goodwill or other intangible assets recorded. SAB Biotherapeutics was determined to be the accounting acquirer based on the following predominant factors:

•	SAB Biotherapeutics’ shareholders have the largest portion of voting rights in the Company;

•	the Board and Management are primarily composed of individuals associated with SAB Biotherapeutics;

•	the operations of SAB comprise the ongoing operations of the Company.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of SAB Biotherapeutics. At the Closing Date, and subject to the terms and conditions of the Merger Agreement, each share of SAB Biotherapeutics common stock, par value $0.0001 per share, and each share of the SAB Biotherapeutics convertible preferred stock that was convertible into a share of SAB Biotherapeutics common stock at a one-to-one
ratio, was converted into Common Stock equal to 0.4653 (the “Exchange Ratio”). The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio established in the Business Combination.
Emerging growth company status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Principles of consolidation
The accompanying consolidated financial statements include the results of the Company and its wholly owned subsidiaries, SAB Capra, LLC and Aurochs, LLC. Intercompany balances and transactions have been eliminated in consolidation.
Significant risks and uncertainties
The Company’s operations are subject to a number of factors that can affect its operating results and financial condition. Such factors include, but are not limited to, the results of research and development efforts, clinical trial activities of the Company’s product candidates, the Company’s ability to obtain regulatory approval to market its product candidates, competition from products manufactured and sold or being developed by other companies, and the Company’s ability to raise capital.
The Company currently has no commercially approved products and there can be no assurance that the Company’s research and development will be successfully commercialized. Developing and commercializing a product requires significant time and capital and is subject to regulatory review and approval as well as competition from other biotechnology and pharmaceutical companies. The Company operates in an environment of rapid change and is dependent upon the continued services of its employees and obtaining and protecting intellectual property.
Funding from government grants is not guaranteed to cover all costs, and additional funding may be needed to cover operational costs as the Company moves forward to with our efforts to develop a commercially approved product.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the financial statements. The Company has used significant estimates in its determination of stock-based compensation assumptions, determination of the fair value of the Company’s common stock, determination of the fair value of the Private Placement Warrant liabilities, determination of the incremental borrowing rate (“IBR”) used in the calculation of the Company’s right of use assets and lease liabilities, and the valuation allowance on deferred tax assets. Actual amounts realized may differ from these estimates.
Cash, cash equivalents, and restricted cash
Cash equivalents include short-term, highly liquid instruments, consisting of money market accounts and short-term investments with original maturities at the date of purchase of 90 days or less.
Amounts held in escrow by the Company pursuant to the Forward Share Purchase Agreement were reported as restricted cash on the consolidated balance sheet as of December 31, 2021.
The reconciliation of cash, cash equivalents, and restricted cash as of the years ended December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$33,206,712	$12,610,383
Restricted cash	6,338,306	—

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$39,545,018	$12,610,383

Accounts receivable
Accounts receivable are carried at original invoice amount, less an allowance for doubtful accounts. The Company estimates an allowance for doubtful accounts for potential credit losses that are expected to be incurred, based on management’s assessment of the collectability of specific accounts, the aging of the accounts receivable, historical information and other currently available evidence. Receivables are written off when deemed uncollectible. To date, no receivables have been written off. The Company had no allowance for doubtful accounts as of December 31, 2021 and 2020.
Concentration of credit risk
The Company maintains its cash and cash equivalent balances in the form of business checking accounts and money market accounts, the balances of which, at times, may exceed federally insured limits. Exposure to credit risk is reduced by placing such deposits in high credit quality federally insured financial institutions.

The Company received 100% and approximately 96% of its total revenue through grants from government organizations during the years ended December 31, 2021 and 2020, respectively, and 0% and approximately 4% of its total revenue through a grant from a non-government
organization during the years ended December 31, 2021 and 2020, respectively.
Lease liabilities and
right-of-use
assets
The Company is party to certain contractual arrangements for equipment, lab space, and an animal facility, which meet the definition of leases under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 842,
Leases
(“ASC 842”). In accordance with ASC 842, the Company recorded right-of-use
assets and related lease liabilities for the present value of the lease payments over the lease terms. The Company’s IBR was used in the calculation of its right-of-use
assets and lease liabilities.
Research and development expenses
Expenses incurred in connection with research and development activities are expensed as incurred. These include licensing fees to use certain technology in the Company’s research and development projects, fees paid to consultants and various entities that perform certain research and testing on behalf of the Company, and expenses related to salaries, benefits, and stock-based compensation granted to employees in research and development functions.
During the years ended December 31, 2021 and 2020, the Company had contracts with multiple contract research organizations (“CRO”) to complete studies as part of research grant agreements. In the case of
SAB-185,
the CRO has been contracted and paid by the US government. For
SAB-176,
PPD Development, LP acting as the CRO oversaw the Phase 1 safety study. The terms of that agreement are subject to confidentiality, and the status of the agreement is that it is current, in good standing and approximately 90% of the contract has been paid as of December 31, 2021. SAB has also contracted with hVIVO Services Limited to conduct the Phase 2a influenza study on
SAB-176.
The terms of that agreement are subject to confidentiality, and the status of the agreement is that it is current, in good standing and approximately 90% of the contract has been paid as of December 31, 2021.
Equipment
The Company records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years
Repairs and maintenance expenses are expensed as incurred.
Impairment of long-lived assets
The Company reviews the recoverability of long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable. If necessary, the Company compares the estimated undiscounted future net cash flows to the related asset’s carrying value to determine whether there has been an impairment. If an asset is considered impaired, the asset is written down to fair value, which is based either on discounted cash flows or appraised values in the period the impairment becomes known. The Company believes that long-lived assets are recoverable, and no impairment was deemed necessary, during the years ended December 31, 2021 and 2020.

Stock-based compensation
FASB ASC Topic 718,
Compensation
–
Stock Compensation
, prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee
services are acquired. The Company recognizes compensation cost relating to stock-based payment transactions using a fair-value measurement method, which requires all stock-based payments to employees, directors, and non-employee
consultants, including grants of stock options, to be recognized in operating results as compensation expense based on fair value over the requisite service period of the awards. Prior to the Business Combination, the grant date fair value of the Company’s common stock was typically be determined by the Company’s board of directors with the assistance of management and a third-party valuation specialist.
Subsequent to the Business Combination, the board of directors elected to determine the fair value of our post-merger common stock based on the closing market price at closing on the date of grant. In determining the fair value of stock-based awards, the Company utilizes the Black-Scholes option-pricing model, which uses both historical and current market data to estimate fair value. The Black-Scholes option-pricing model incorporates various assumptions, such as the value of the underlying common stock, the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. No awards may have a term in excess of ten years. Forfeitures are recorded when they occur. Stock-based compensation expense is classified in the consolidated statements of operations based on the function to which the related services are provided. The company recognizes stock-based compensation expense over the expected term.
Income taxes
Deferred income taxes reflect future tax effects of temporary differences between the tax and financial reporting basis of the Company’s assets and liabilities measured using enacted tax laws and statutory tax rates applicable to the periods when the temporary differences will affect taxable income. When necessary, deferred tax assets are reduced by a valuation allowance, to reflect realizable value, and all deferred tax balances are reported as long-term on the consolidated balance sheet. Accruals are maintained for uncertain tax positions, as necessary.
The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. The Company has elected to treat interest and penalties related to income taxes, to the extent they arise, as a component of income taxes.
Revenue recognition
The Company’s revenue is primarily generated through grants from government and other
(non-government)
organizations.
Grant revenue is recognized during the period that the research and development services occur, as qualifying expenses are incurred or conditions of the grants are met. The Company concluded that payments received under these grants represent conditional, nonreciprocal contributions, as described in ASC 958,
Not-for-Profit
Entities
, and that the grants are not within the scope of ASC 606,
Revenue from Contracts with Customers
, as the organizations providing the grants do not meet the definition of a customer. Expenses for grants are tracked by using a project code specific to the grant, and the employees also track hours worked by using the project code.
Comprehensive income (loss)
The Company had no items of comprehensive income (loss) other than its net income (loss).
Litigation
From time to time, the Company is involved in legal proceedings, investigations and claims generally incidental to its normal business activities. In accordance with U.S. GAAP, the Company accrues for loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Legal costs in connection with loss contingencies are expensed as incurred.

Earnings per share
On the Closing Date, the Company completed the Business Combination with BCYP, whereby the Company received 36,465,343 shares in exchange for all of its share capital. The effect of the Business Combination was reflected retroactively to January 1, 2020 and will be utilized for the calculation of earnings per share in all prior periods. The per share amounts have been updated to show the effect of the Exchange Ratio on earnings per share as if the exchange occurred at the beginning of both years for the consolidated financial statements of the Company. The impact of the stock exchange is also shown on the Company’s statements of changes in redeemable preferred stock and stockholders’ equity (deficit).
In accordance with ASC 260,
Earnings per Share
(“ASC 260”), basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common stock outstanding during the period. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted-average number of common stock outstanding for the period including potential dilutive common shares such as stock options.
Segment reporting
In accordance with ASC 280,
Segment Reporting
, the Company’s business activities are organized into one reportable segment, as only the Company’s operating results in their entirety are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated and to assess performance.
Common stock valuations
Prior to the Business Combination, the Company was required to periodically estimate the fair value of its common stock with the assistance of an independent third-party valuation firm, as discussed above, when issuing stock options and computing estimated stock-based compensation expense. The assumptions underlying these valuations represented the Company’s best estimates, which involved inherent uncertainties and the application of significant levels of judgment. In order to determine the fair value of its common stock, the Company considered, among other items, previous transactions involving the sale of our securities, our business, financial condition and results of operations, economic and industry trends, the market performance of comparable publicly traded companies, and the lack of marketability of our common stock.
Subsequent to the Business Combination, the Company now determines the fair value of common stock based on the closing market price at closing on the date of grant.
Compensation expense related to stock-based transactions is measured and recognized in the financial statements at fair value of the post-merger common stock based on the closing market price at closing on the date of grant. Stock-based compensation expense is measured at the grant date based on the fair value of the equity award and is recognized as expense over the requisite service period, which is generally the vesting period, on the straight-line method. The Company estimates the fair value of each stock option award on the date of grant using the Black-Scholes option-pricing model. Determining the fair value of stock option awards at the grant date requires judgment, including estimating the expected volatility, expected term, risk-free interest rate, and expected dividends.